Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Sales and others	₩ 5,436,726	₩ 5,343,221	₩ 5,920,777
Dividend income	8,639	59,820	25,577
Purchase of raw material and others	637,355	1,154,517	1,380,403
Acquisition of property, plant and equipment	1,424,647	925,390	463,978
Outsourcing fees	90,789	80,723	185,188
Other costs	188,824	180,902	290,328
Trade accounts and notes receivable and others	1,062,789	1,050,541
Trade accounts and notes payable and others	581,704	493,607
Joint ventures [Member] | Suzhou Raken Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		59,388	143,125
Dividend income		29,902
Other costs		543	361
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	15,813	207,254	284,376
Dividend income	8,639	29,918	25,577
Purchase of raw material and others	389,303	921,592	1,041,577
Acquisition of property, plant and equipment	157,518	185,354	168,496
Outsourcing fees	90,789	80,723	185,188
Other costs	10,124	12,624	15,403
Trade accounts and notes receivable and others	2,750	87,977
Trade accounts and notes payable and others	88,287	163,056
Associates [Member] | New Optics Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	1	2,469	92
Purchase of raw material and others		50,372	47,404
Outsourcing fees	4	7,569	5,880
Other costs	6	255	441
Trade accounts and notes receivable and others		1,000
Trade accounts and notes payable and others		8,616
Associates [Member] | INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		54
Purchase of raw material and others	1,862	1,429
Acquisition of property, plant and equipment	66,548	48,398
Other costs	2,259	261
Trade accounts and notes receivable and others	2,375	833
Trade accounts and notes payable and others	18,662	6,515
Associates [Member] | AVACO Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		128	128
Purchase of raw material and others		703	1,826
Acquisition of property, plant and equipment		31,299	82,797
Other costs		1,373	6,223
Trade accounts and notes payable and others	2,949	5,190
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	8,109	21,030	24,058
Purchase of raw material and others	380,815	453,463	425,314
Other costs	4,225	3,674	2,772
Trade accounts and notes payable and others	60,141	71,685
Associates [Member] | Shinbo Electric Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	15,812	204,637	284,255
Purchase of raw material and others		355,607	473,484
Outsourcing fees		2,449	97,736
Other costs	21	1,097	83
Trade accounts and notes receivable and others		85,011
Trade accounts and notes payable and others		64,693
Associates [Member] | Narenanotech corporation [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		17	3
Purchase of raw material and others	279	513	634
Acquisition of property, plant and equipment	21,727	24,821	20,515
Other costs	244	909	643
Trade accounts and notes receivable and others		300
Trade accounts and notes payable and others		2,826
Associates [Member] | WooRee E&L Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Trade accounts and notes payable and others	61
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		44	9
Purchase of raw material and others	6,347	2,076	810
Acquisition of property, plant and equipment	69,243	80,836	20,324
Other costs	2,474	1,758	974
Trade accounts and notes receivable and others	375	833
Trade accounts and notes payable and others	6,474	3,531
Associates [Member] | New Optics USA, Inc.[Member]
Disclosure of transactions between related parties [Line Items]
Outsourcing fees		509	29,475
Associates [Member] | Invenia Co., Ltd. (LIG Invenia Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			9
Purchase of raw material and others			49
Acquisition of property, plant and equipment			42,007
Other costs			122
Associates [Member] | TLI Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		101	101
Purchase of raw material and others		57,429	84,732
Other costs		2,238	929
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	530	265	530
Purchase of raw material and others			278
Outsourcing fees	90,785	70,196	52,097
Other costs	720	1,027	1,599
Associates [Member] | AVATEC Electronics Yantai Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Other costs			761
Associates [Member] | Glonix Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			8
Purchase of raw material and others			4,581
Other costs			227
Associates [Member] | ADP System Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others			2,465
Acquisition of property, plant and equipment			2,853
Other costs			629
Associates [Member] | LB Gemini new growth fund no.16 [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		8,394	760
Associates [Member] | NEWOPTIX RS. SA DE CV [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		33
Associates [Member] | WooRee E&L Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Other costs	175	32
Entity that has significant influence over the Controlling Company [Member] | LG Electronics Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	1,689,381	1,580,279	1,694,039
Purchase of raw material and others	47,898	23,047	39,791
Acquisition of property, plant and equipment	906,427	538,175	255,046
Other costs	109,865	103,158	133,536
Trade accounts and notes receivable and others	550,335	357,577
Trade accounts and notes payable and others	257,071	160,309
Subsidiaries of the entity that has significant influence over the Controlling Company [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	3,731,532	3,496,300	3,799,237
Purchase of raw material and others	200,154	209,878	299,035
Acquisition of property, plant and equipment	360,702	201,861	40,436
Other costs	68,835	64,577	141,028
Trade accounts and notes receivable and others	509,704	604,987
Trade accounts and notes payable and others	236,346	170,242
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			5,305
Other costs			868
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Trade accounts and notes receivable and others	19,091	14,299
Trade accounts and notes payable and others	10	27
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics RUS, LLC [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	103,479	127,316	198,897
Other costs	963	2,993	420
Trade accounts and notes receivable and others	25,102	47,686
Trade accounts and notes payable and others	80
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Innotek Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	14,836	11,503	5,647
Purchase of raw material and others	199,896	209,878	299,033
Other costs	5,692	9,873	44,691
Trade accounts and notes receivable and others	407	1,070
Trade accounts and notes payable and others	62,675	50,919
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Qingdao LG Inspur Digital Communication Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	77,787	47,804	271,405
Trade accounts and notes receivable and others	13,061	7,007
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Inspur LG Digital Mobile Communications Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	230,832	370,966	286,420
Other costs		5
Trade accounts and notes receivable and others	55,278	72,963
Trade accounts and notes payable and others		5
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicali, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	319,772		160,842
Other costs	186
Trade accounts and notes receivable and others	29,440	11,959
Trade accounts and notes payable and others		13
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mlawa Sp. z o.o. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	847,565	709,558	448,468
Other costs	985	895	1,371
Trade accounts and notes receivable and others	136,874	222,480
Trade accounts and notes payable and others	25	27
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	300,785	229,773
Acquisition of property, plant and equipment	245	293
Other costs	379	1,876
Trade accounts and notes receivable and others	46,373	51,794
Trade accounts and notes payable and others	699	78
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	1,287,340	1,074,790	1,020,471
Other costs	1,926	1,907	9
Trade accounts and notes receivable and others	137,413	93,873
Trade accounts and notes payable and others	82	259
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	205,934	162,893	95,626
Acquisition of property, plant and equipment	8,892
Other costs	198	141
Trade accounts and notes receivable and others	36,017	35,121
Trade accounts and notes payable and others	3,917	7
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Hitachi Water Solutions Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	318,978	167,987	40,436
Other costs	1,532	2,782	5,664
Trade accounts and notes payable and others	154,864	108,119
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech (Tianjin) Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	21,838	28,587
Other costs	11,822	10,613	19,149
Trade accounts and notes payable and others	5,600	3,746
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hi Entech Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	6,991
Other costs	34,432	25,365	24,963
Trade accounts and notes payable and others	6,679	4,080
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	857	2,289	12
Purchase of raw material and others	3		2
Acquisition of property, plant and equipment	14
Other costs	7,264	4,094	8,567
Trade accounts and notes receivable and others	10,648	46,735
Trade accounts and notes payable and others	1,715	2,962
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	71,597	75,591	156,428
Other costs	163	69	131
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Thailand Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			12,902
Other costs			188
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing Display Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			182,302
Other costs			2,200
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltda. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	228,821	133,903	298,679
Other costs	430	3,430	490
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics (Kunshan) Computer Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			9,282
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Shenyang Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			109,844
Other costs			4
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	13,693	11,919	13,050
Other costs	164	27
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Wroclaw Sp. z o.o. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		290,785	523,623
Other costs		99	298
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hi Logistics Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			34
Other costs			24,832
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hi Logistics China Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Other costs			₩ 7,183
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicalli, S.A. DE C.V [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		210,021
Other costs		77
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Almaty Kazakhstan [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	14,079	15,953
Other costs	53	33
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Air-Conditioning (Shandong) Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	255
Acquisition of property, plant and equipment	3,744	4,994
Other costs	2,621	259
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics S.A. Pty Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	14,155	21,236
Other costs	₩ 25	₩ 39